UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund Schedule of Investments May 31, 2008
	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (58.1%)

2,3 Federal Farm Credit Bank	2.588%	7/7/2008	74,000	73,998
2,3 Federal Home Loan Bank	2.889%	6/5/2008	1,917,000	1,916,933
2 Federal Home Loan Bank	2.162%-3.968%	6/13/2008	195,740	195,568
2 Federal Home Loan Bank	2.110%	6/18/2008	580,000	579,425
2,3 Federal Home Loan Bank	2.449%	6/23/2008	378,000	377,966
2 Federal Home Loan Bank	2.131%	7/2/2008	50,000	49,909
2 Federal Home Loan Bank	2.071%	7/16/2008	193,000	192,503
2 Federal Home Loan Bank	2.071%	7/18/2008	724,000	722,053
2 Federal Home Loan Bank	2.081%	7/23/2008	2,880,000	2,871,389
2,3 Federal Home Loan Bank	2.760%	7/24/2008	195,000	194,970
2 Federal Home Loan Bank	2.550%	7/25/2008	92,501	92,151
2 Federal Home Loan Mortgage Corp.	3.881%	6/5/2008	123,000	122,948
2,3 Federal Home Loan Mortgage Corp.	2.436%	6/26/2008	2,403,000	2,402,338
2,3 Federal Home Loan Mortgage Corp.	2.536%	6/30/2008	3,425,000	3,424,561
2 Federal Home Loan Mortgage Corp.	4.964%	7/21/2008	183,002	181,797
2 Federal Home Loan Mortgage Corp.	4.896%	8/18/2008	322,635	319,370
2 Federal National Mortgage Assn.	3.967%	6/11/2008	92,268	92,168
2 Federal National Mortgage Assn.	3.960%-3.970%	6/18/2008	351,623	350,977
2 Federal National Mortgage Assn.	2.058%	7/1/2008	1,500,000	1,497,437
2,3 Federal National Mortgage Assn.	2.558%	7/7/2008	2,700,000	2,699,211
2 Federal National Mortgage Assn.	2.075%-3.916%	7/9/2008	254,000	253,251
2 Federal National Mortgage Assn.	2.091%	7/16/2008	104,115	103,844
2 Federal National Mortgage Assn.	4.929%	7/18/2008	295,000	293,186
2 Federal National Mortgage Assn.	4.933%-4.943%	7/25/2008	345,012	342,574
U.S. Treasury Bill	1.798%-3.242%	6/5/2008	3,900,000	3,899,007
U.S. Treasury Bill	1.425%	6/12/2008	750,000	749,675
U.S. Treasury Bill	2.430%	7/24/2008	1,975,000	1,968,022
U.S. Treasury Bill	2.337%	7/31/2008	1,000,000	996,150
U.S. Treasury Bill	2.184%	8/7/2008	4,000,000	3,983,920
U.S. Treasury Bill	1.739%-2.102%	8/14/2008	4,090,000	4,072,578
U.S. Treasury Bill	1.864%-2.061%	8/21/2008	3,000,000	2,986,646
U.S. Treasury Bill	2.092%	8/28/2008	6,000,000	5,969,640
U.S. Treasury Bill	1.461%	9/11/2008	900,000	896,302
U.S. Treasury Bill	1.877%	9/18/2008	2,000,000	1,988,706
U.S. Treasury Bill	1.527%-1.541%	9/25/2008	250,000	248,777
U.S. Treasury Bill	1.512%	10/2/2008	2,050,000	2,039,494
U.S. Treasury Bill	1.674%	10/23/2008	450,000	447,012
U.S. Treasury Bill	1.715%	10/30/2008	2,000,000	1,985,739
U.S. Treasury Bill	1.903%	11/20/2008	5,000,000	4,954,969
U.S. Treasury Bill	1.939%	11/28/2008	5,000,000	4,952,000

Total U.S. Government and Agency Obligations
(Cost $61,489,164)				61,489,164

Commercial Paper (12.3%)

Finance—Auto (1.0%)
American Honda Finance Corp.	2.177%	6/6/2008	127,500	127,462
American Honda Finance Corp.	2.197%	6/12/2008	44,000	43,971
American Honda Finance Corp.	2.178%	6/13/2008	130,550	130,456
Toyota Motor Credit Corp.	2.668%	6/5/2008	225,000	224,934
Toyota Motor Credit Corp.	2.617%	7/21/2008	391,000	389,588
Toyota Motor Credit Corp.	2.415%	8/25/2008	98,000	97,445

				1,013,856

Finance—Other (1.3%)
American Express Credit Corp.	2.831%	6/16/2008	150,000	149,824
General Electric Capital Corp.	4.478%	6/17/2008	500,000	499,027
General Electric Capital Corp.	4.478%	6/18/2008	500,000	498,966
General Electric Capital Corp.	2.648%	7/28/2008	250,000	248,959

				1,396,776

Foreign Banks (6.3%)
4 Australia & New Zealand Banking Group, Ltd.	2.740%	8/4/2008	61,250	60,954
4 Australia & New Zealand Banking Group, Ltd.	2.669%	8/11/2008	100,000	99,477
Bank of Scotland PLC	2.542%	6/20/2008	300,000	299,600
CBA (Delaware) Finance Inc.	2.465%-2.475%	6/16/2008	108,500	108,389
CBA (Delaware) Finance Inc.	2.531%	7/15/2008	113,000	112,652
CBA (Delaware) Finance Inc.	2.562%	8/15/2008	150,500	149,702
4 Danske Corp.	2.460%	6/16/2008	500,000	499,491
4 Danske Corp.	2.460%	6/18/2008	175,110	174,908
4 Danske Corp.	2.461%	6/20/2008	300,000	299,613
4 Danske Corp.	2.638%	6/27/2008	200,000	199,622
4 Danske Corp.	2.750%	8/5/2008	300,000	298,521
Dexia Delaware LLC	2.952%	6/2/2008	200,000	199,984
Dexia Delaware LLC	2.952%	6/3/2008	100,000	99,984
Dexia Delaware LLC	2.653%	8/13/2008	267,000	265,573
HSBC USA Inc.	2.669%	8/4/2008	45,000	44,788
Lloyds TSB Bank PLC	2.596%	6/2/2008	500,000	499,964
Lloyds TSB Bank PLC	2.587%	6/5/2008	163,080	163,033
Lloyds TSB Bank PLC	2.506%	6/10/2008	146,500	146,408
Nordea North America Inc.	2.606%	6/4/2008	375,000	374,919
Nordea North America Inc.	2.658%	7/9/2008	300,000	299,164
Nordea North America Inc.	2.658%	7/11/2008	200,000	199,413
Santander Central Hispano Finance (Delaware), Inc.	2.868%	7/11/2008	175,492	174,936
Santander Central Hispano Finance (Delaware), Inc.	2.616%	8/8/2008	150,000	149,263
Svenska Handelsbanken, Inc.	2.668%	7/10/2008	228,250	227,595
Svenska Handelsbanken, Inc.	2.668%	7/11/2008	300,000	299,117
Svenska Handelsbanken, Inc.	2.638%	8/11/2008	300,000	298,450
4 Westpac Banking Corp.	2.662%	7/1/2008	300,000	299,337
4 Westpac Banking Corp.	2.835%	7/24/2008	481,000	479,007
4 Westpac Banking Corp.	2.749%	8/1/2008	180,700	179,864

				6,703,728

Foreign Government (0.3%)
4 Electricite de France	2.268%	6/9/2008	76,179	76,141
4 Electricite de France	2.330%	6/20/2008	158,000	157,806
4 Electricite de France	2.282%	7/8/2008	22,270	22,218
4 Electricite de France	2.262%	7/10/2008	48,500	48,382
4 Electricite de France	2.354%	7/21/2008	58,000	57,811

				362,358

Foreign Industrial (2.6%)
4 BASF SE	2.359%	6/16/2008	79,250	79,172
4 BASF SE	2.309%	6/25/2008	155,000	154,762
4 BASF SE	2.360%	6/30/2008	78,600	78,451
4 BASF SE	2.425%	7/7/2008	238,500	237,925
4 BASF SE	2.374%	7/25/2008	155,000	154,451
4 BASF SE	2.211%	7/28/2008	38,000	37,868
4 BASF SE	2.364%	7/29/2008	78,600	78,302
4 BASF SE	2.344%	7/31/2008	80,000	79,689
4 Nestle Capital Corp.	2.781%	6/4/2008	51,700	51,688
4 Nestle Capital Corp.	2.688%	8/4/2008	50,000	49,764
4 Nestle Capital Corp.	2.681%	8/29/2008	493,000	489,776
Nestle Finance International Ltd.	2.565%	6/6/2008	97,000	96,966
Nestle Finance International Ltd.	2.127%	7/7/2008	263,000	262,442
Nestle Finance International Ltd.	2.731%	7/10/2008	75,000	74,781
Nestle Finance International Ltd.	2.698%	7/11/2008	41,900	41,776
4 Procter & Gamble International Funding SCA	2.127%	6/10/2008	100,000	99,947
4 Procter & Gamble International Funding SCA	2.127%	6/12/2008	100,300	100,235
4 Procter & Gamble International Funding SCA	2.128%	6/18/2008	78,000	77,922
4 Procter & Gamble International Funding SCA	2.118%	6/27/2008	211,000	210,678
4 Total Capital	2.202%	6/30/2008	327,750	327,172

				2,783,767

Industrial (0.6%)
4 IBM International Group Capital LLC	2.003%	6/2/2008	37,100	37,098
4 Johnson & Johnson	2.058%	6/26/2008	80,000	79,886
4 Pepsico Inc.	2.107%	6/23/2008	68,048	67,961
4 Pepsico Inc.	2.097%	6/24/2008	67,187	67,097
4 Wal-Mart Stores, Inc.	2.007%	7/7/2008	37,000	36,926
4 Wal-Mart Stores, Inc.	2.020%	8/5/2008	169,750	169,134
4 Wal-Mart Stores, Inc.	2.020%	9/23/2008	196,600	195,355

				653,457

Insurance (0.2%)
Metlife Funding Inc.	2.147%	6/10/2008	56,000	55,970
Metlife Funding Inc.	2.111%	7/8/2008	98,646	98,433

				154,403

Total Commercial Paper
(Cost $13,068,345)				13,068,345

Certificates of Deposit (17.4%)

Certificates of Deposit—U.S. Banks (3.0%)
Branch Banking & Trust Co.	2.490%	6/27/2008	300,000	300,000
Branch Banking & Trust Co.	2.490%	7/7/2008	500,000	500,000
Branch Banking & Trust Co.	2.490%	7/28/2008	300,000	300,000
Branch Banking & Trust Co.	2.580%	8/18/2008	200,000	200,000
Fifth Third Bank	2.680%	8/8/2008	381,000	381,000
Fifth Third Bank	2.720%	9/15/2008	400,000	400,000
State Street Bank & Trust Co.	2.950%	6/2/2008	246,000	246,000
State Street Bank & Trust Co.	2.740%	6/12/2008	500,000	500,000
State Street Bank & Trust Co.	2.540%	6/19/2008	300,000	300,000

				3,127,000

Yankee Certificates of Deposit—U.S. Branches (14.4%)
Abbey National Treasury Services PLC (Stamford Branch)	2.450%	6/19/2008	600,000	600,000
Australia and New Zealand Banking Group (New York Branch)	2.700%	7/9/2008	347,000	347,000
Australia and New Zealand Banking Group (New York Branch)	2.880%	7/22/2008	182,000	182,000
BNP Paribas (New York Branch)	2.450%	6/20/2008	250,000	250,000
BNP Paribas (New York Branch)	2.705%	7/10/2008	350,000	350,000
BNP Paribas (New York Branch)	2.700%	8/11/2008	200,000	200,000
BNP Paribas (New York Branch)	2.700%	9/2/2008	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.880%	6/30/2008	300,000	300,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.700%	7/14/2008	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.730%	8/4/2008	300,000	300,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.705%	8/12/2008	300,000	300,000
Bank of Scotland PLC (New York Branch)	2.820%	6/16/2008	500,000	500,000
Bank of Scotland PLC (New York Branch)	2.760%	6/18/2008	600,000	600,000
Barclays Bank PLC (New York Branch)	2.650%	6/9/2008	500,000	500,000
Barclays Bank PLC (New York Branch)	2.650%	6/24/2008	500,000	500,000
Barclays Bank PLC (New York Branch)	2.640%	8/15/2008	200,000	200,000
Commonwealth Bank of Australia (New York Branch)	2.580%	6/25/2008	156,000	156,000
Credit Suisse (New York Branch)	2.480%	6/18/2008	500,000	500,000
Deutsche Bank AG (New York Branch)	2.650%	7/1/2008	500,000	500,000
Deutsche Bank AG (New York Branch)	2.720%	8/1/2008	200,000	200,000
Fortis Bank SA/NV (New York Branch)	2.650%	6/9/2008	150,000	150,000
Fortis Bank SA/NV (New York Branch)	2.680%	7/2/2008	700,000	700,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/2/2008	300,000	300,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/2/2008	200,000	200,000
KBC Bank N.V. (New York Branch)	2.650%	6/10/2008	386,000	386,000
KBC Bank N.V. (New York Branch)	2.660%	7/17/2008	500,000	500,000
KBC Bank N.V. (New York Branch)	2.880%	7/24/2008	200,000	200,000
Lloyds TSB Bank PLC (New York Branch)	2.630%	7/11/2008	158,000	158,000
Lloyds TSB Bank PLC (New York Branch)	2.640%	7/16/2008	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	2.680%	6/16/2008	200,000	200,000
Rabobank Nederland NV (New York Branch)	2.580%	6/26/2008	500,000	500,000
Rabobank Nederland NV (New York Branch)	2.580%	6/27/2008	200,000	200,000
Rabobank Nederland NV (New York Branch)	2.760%	7/2/2008	126,000	126,012
Rabobank Nederland NV (New York Branch)	2.640%	7/16/2008	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	2.850%	7/17/2008	500,000	500,000
Societe Generale (New York Branch)	2.500%	6/19/2008	500,000	500,000
Societe Generale (New York Branch)	2.850%	7/1/2008	480,000	480,000
Svenska Handelsbanken (New York Branch)	2.600%	8/14/2008	200,000	200,000
Westpac Banking Corp. (New York Branch)	2.800%	7/1/2008	350,000	350,000
Bank of Nova Scotia (Houston Branch)	2.630%	6/2/2008	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.950%	6/16/2008	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.950%	6/16/2008	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.840%	7/31/2008	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.740%	8/5/2008	300,000	300,000
Tornoto Dominion Bank (New York Branch)	2.600%	8/27/2008	250,000	250,000

				15,285,012

Total Certificates of Deposit
(Cost $18,412,012)				18,412,012

Eurodollar Certificates of Deposit (8.6%)

ABN-AMRO Bank NV	2.500%	6/20/2008	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	2.700%	8/11/2008	277,000	277,000
Australia & New Zealand Banking Group, Ltd.	2.600%	8/27/2008	150,000	150,000
Banco Santander SA	2.650%	8/12/2008	350,000	350,007
Bank of Nova Scotia	2.870%	6/30/2008	200,000	200,000
Bank of Nova Scotia	2.870%	6/30/2008	197,000	197,000
Bank of Nova Scotia	2.900%	7/25/2008	156,000	156,000
Bank of Nova Scotia	2.900%	7/29/2008	295,000	295,000
Bank of Nova Scotia	2.750%	8/6/2008	300,000	300,000
Commonwealth Bank of Australia	2.650%	6/27/2008	700,000	700,000
Credit Agricole S.A.	2.720%	7/14/2008	500,000	500,000
Credit Agricole S.A.	2.900%	7/21/2008	300,000	300,000
Credit Agricole S.A.	2.640%	8/22/2008	200,000	200,000
Deutsche Bank AG	2.820%	7/23/2008	500,000	500,000
HSBC Bank PLC	2.650%	6/9/2008	191,000	191,000
HSBC Bank PLC	2.520%	7/15/2008	150,000	150,000
HSBC Bank PLC	2.520%	7/15/2008	250,000	250,000
HSBC Bank PLC	2.930%	7/25/2008	116,000	116,000
HSBC Bank PLC	2.550%	8/15/2008	350,000	350,000
HSBC Bank PLC	2.650%	8/18/2008	197,000	197,000
ING Bank N.V.	2.880%	6/30/2008	500,000	500,000
ING Bank N.V.	2.920%	7/25/2008	500,000	500,000
KBC Bank N.V.	3.020%	6/24/2008	300,000	300,000
National Australia Bank Ltd.	2.720%	7/16/2008	300,000	300,000
National Australia Bank Ltd.	2.650%	8/14/2008	250,000	250,000
National Australia Bank Ltd.	2.650%	8/15/2008	250,000	250,000
National Australia Bank Ltd.	2.700%	9/3/2008	300,000	300,000
National Australia Bank Ltd.	2.960%	6/5/2008	350,000	350,000
Societe Generale	2.950%	8/6/2008	420,000	420,000

Total Eurodollar Certificates of Deposit
(Cost $9,049,007)				9,049,007

Other Notes (1.2%)

Bank of America, NA	2.800%	6/16/2008	500,000	500,000
Bank of America, NA	2.850%	7/24/2008	500,000	500,000
US Bank NA	2.700%	6/13/2008	164,000	164,000
US Bank NA	2.750%	7/22/2008	157,000	157,000

Total Other Notes
(Cost $1,321,000)				1,321,000

Repurchase Agreements (2.4%)

BNP Paribas Securities Corp.
(Dated 5/30/2008, Repurchase Value $247,046,000, collateralized by Federal Home Loan Bank 3.000%, 12/10/2010,
Federal Home Loan Bank Discount Note, 7/11/2008, and
Federal National Mortgage Assn. 6.000%, 5/15/2011)	2.220%	6/2/2008	247,000	247,000
Credit Suisse Securities (USA) LLC
(Dated 5/30/2008, Repurchase Value $342,067,000, collateralized by Federal Home Loan Bank 3.000%-5.375%, 1/15/2010-10/30/2017,
Federal Home Loan Mortgage Corp. 2.875%-6.750%, 3/15/2009-9/15/2029,
and Federal National Mortgage Assn. 2.500%-7.250%, 6/15/2008-8/6/2038)	2.350%	6/2/2008	342,000	342,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $16,003,000, collateralized
by U.S. Treasury Bond 2.625%, 7/15/2017)	2.150%	6/2/2008	16,000	16,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $348,067,000, collateralized
by U.S. Treasury Bond 2.625%, 7/15/2017)	2.300%	6/2/2008	348,000	348,000
Greenwich Capital Markets, Inc.
(Dated 5/30/2008, Repurchase Value $494,091,000, collateralized by Federal Home Loan Bank 2.465%-5.375%, 5/5/2009-7/17/2009,
Federal Home Loan Mortgage Corp. 4.625%-4.750%, 12/19/2008-1/19/2016,
and Federal National Mortgage Assn. 3.250%-6.625%, 10/15/2008-5/19/2011)	2.220%	6/2/2008	494,000	494,000
J.P. Morgan Securities Inc.
(Dated 5/30/2008, Repurchase Value $411,075,000, collateralized by Federal Home Loan Bank 2.160%-7.375%, 7/15/2008-5/18/2016, Federal
Home Loan Mortgage Corp. 5.250%-6.750%, 5/21/2009-3/15/2031, and
Federal National Mortgage Assn. 4.250%-4.750%, 8/15/2010-11/19/2012)	2.200%	6/2/2008	411,000	411,000
RBC Capital Markets Corp.
(Dated 5/30/2008, Repurchase Value $131,025,000, collateralized by Federal Home Loan Bank 2.625% 5/20/2011, Federal Home
Loan Mortgage Corp. 2.875%, 6/28/2010, and Federal National
Mortgage Assn. 3.375%, 5/19/2011)	2.300%	6/2/2008	131,000	131,000
UBS Securities LLC
(Dated 5/30/2008, Repurchase Value $506,281,000, collateralized
by Federal Home Loan Mortgage Corp. 5.00%, 9/16/2008)	2.290%	6/2/2008	506,184	506,184

Total Repurchase Agreements
(Cost $2,495,184)				2,495,184

Total Investments (100.0%)
(Cost $105,834,712)				105,834,712

Other Assets and Liabilities - Net (0.0%)				(5,848)

Net Assets (100%)				105,828,864

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Adjustable-rate note.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2008, the aggregate value of these securities was $5,914,413,000, representing 5.6% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund Schedule of Investments May 31, 2008
	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (95.9%)

2,3 Federal Farm Credit Bank	2.588%	7/7/2008	75,000	74,997
2,3 Federal Home Loan Bank	2.889%	6/5/2008	70,000	69,998
2,3 Federal Home Loan Bank	2.650%	6/17/2008	350,000	349,970
2,3 Federal Home Loan Bank	2.429%	6/19/2008	150,000	149,987
2,3 Federal Home Loan Bank	2.449%	6/23/2008	75,000	74,993
2 Federal Home Loan Bank	2.131%-2.132%	7/7/2008	175,424	175,052
2 Federal Home Loan Bank	2.070%-2.100%	7/11/2008	186,445	186,015
2 Federal Home Loan Bank	2.071%	7/16/2008	300,000	299,228
2,3 Federal Home Loan Bank	2.760%	7/24/2008	300,000	299,954
2 Federal Home Loan Bank	2.071%	7/30/2008	100,000	99,662
2 Federal Home Loan Bank	2.030%	8/6/2008	100,000	99,630
2,3 Federal Home Loan Bank	2.599%	8/18/2008	70,000	70,000
2 Federal Home Loan Bank	2.263%	8/27/2008	57,360	57,048
2 Federal Home Loan Mortgage Corp.	3.881%	6/5/2008	100,000	99,958
2 Federal Home Loan Mortgage Corp.	2.078%	6/6/2008	9,861	9,858
2 Federal Home Loan Mortgage Corp.	2.092%	6/9/2008	98,000	97,955
2 Federal Home Loan Mortgage Corp.	2.081%	6/23/2008	150,000	149,810
2,3 Federal Home Loan Mortgage Corp.	2.536%	6/30/2008	500,000	499,936
2 Federal Home Loan Mortgage Corp.	2.081%	7/14/2008	90,000	89,777
2 Federal Home Loan Mortgage Corp.	2.065%-2.068%	7/28/2008	99,603	99,279
2 Federal Home Loan Mortgage Corp.	2.231%	8/18/2008	46,940	46,714
2 Federal Home Loan Mortgage Corp.	2.232%-2.242%	8/25/2008	324,000	322,297
2 Federal Home Loan Mortgage Corp.	2.243%	8/28/2008	29,330	29,170
2 Federal Home Loan Mortgage Corp.	2.243%	8/29/2008	42,700	42,465
2 Federal National Mortgage Assn.	2.090%-3.865%	6/18/2008	128,222	128,053
2 Federal National Mortgage Assn.	2.091%	6/25/2008	100,000	99,861
2 Federal National Mortgage Assn.	2.058%	7/1/2008	100,000	99,829
2 Federal National Mortgage Assn.	2.070%	7/9/2008	70,000	69,848
2 Federal National Mortgage Assn.	2.060%-2.091%	7/16/2008	100,490	100,231
2 Federal National Mortgage Assn.	2.080%-2.090%	7/23/2008	171,684	171,170
2 Federal National Mortgage Assn.	2.000%	7/30/2008	100,000	99,674
2 Federal National Mortgage Assn.	2.261%	8/13/2008	150,382	149,696
2 Federal National Mortgage Assn.	2.231%	8/20/2008	250,000	248,767
2 Federal National Mortgage Assn.	2.232%-2.263%	8/27/2008	187,036	186,030
U.S. Treasury Bill	1.425%	6/12/2008	300,000	299,870
U.S. Treasury Bill	1.256%-2.184%	8/7/2008	590,000	587,950
U.S. Treasury Bill	1.297%-2.102%	8/14/2008	627,000	624,663
U.S. Treasury Bill	1.864%-2.061%	8/21/2008	400,000	398,247
U.S. Treasury Bill	2.092%	8/28/2008	300,000	298,482
U.S. Treasury Bill	1.827%	9/4/2008	300,000	298,567
U.S. Treasury Bill	1.461%	9/11/2008	400,000	398,357
U.S. Treasury Bill	1.877%	9/18/2008	400,000	397,741
U.S. Treasury Bill	1.542%	9/25/2008	100,000	99,507
U.S. Treasury Bill	1.674%	10/23/2008	50,000	49,668
U.S. Treasury Bill	1.903%	11/20/2008	300,000	297,298
U.S. Treasury Bill	1.939%	11/28/2008	300,000	297,120

Total U.S. Agency Obligations
(Cost $8,894,382)				8,894,382

Repurchase Agreements (4.0%)

BNP Paribas Securities Corp.
(Dated 5/30/2008, Repurchase Value $39,007,000,
collateralized by Federal National Mortgage Assn.
6.000%, 5/15/2011)	2.220%	6/2/2008	39,000	39,000
Credit Suisse Securities (USA) LLC
(Dated 5/30/2008, Repurchase Value $54,011,000,
collateralized by Federal Home Loan Bank 2.350%,
4/21/2009 and Federal Home Loan Mortgage Corp.
4.875%-6.875%, 2/17/2009-9/15/2010)	2.350%	6/2/2008	54,000	54,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $58,011,000,
collateralized by U.S. Treasury Note 4.500%-4.875%,
11/15/2015-8/15/2016)	2.300%	6/2/2008	58,000	58,000
Greenwich Capital Markets, Inc.
(Dated 5/30/2008, Repurchase Value $79,015,000,
collateralized by Federal Home Loan Bank
2.540%-5.375%, 4/28/2009-7/17/2009)	2.220%	6/2/2008	79,000	79,000
J.P. Morgan Securities Inc.
(Dated 5/30/2008, Repurchase Value $65,012,000,
collateralized by Federal Home Loan Bank 2.550%,
11/28/2008 and Federal Home Loan Mortgage Corp.
5.500%, 7/18/2016)	2.200%	6/2/2008	65,000	65,000
RBC Capital Markets Corp.
(Dated 5/30/2008, Repurchase Value $21,004,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.000%, 9/16/2008)	2.300%	6/2/2008	21,000	21,000
UBS Securities LLC
(Dated 5/30/2008, Repurchase Value $55,600,000,
collateralized by Federal Home Loan Bank, 5.375%,
7/17/2009 and Federal Home Loan Mortgage Corp.
3.875%, 6/15/2008	2.290%	6/2/2008	55,589	55,589

Total Repurchase Agreements
(Cost $371,589)				371,589

Total Investments (99.9%)
(Cost $9,265,971)				9,265,971

Other Assets and Liabilities-Net (0.1%)				7,092

Net Assets (100%)				9,273,063

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Adjustable-rate note.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 16, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.